Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Standby Letters Of Credit [Member]	Dec. 31, 2011 Standby Letters Of Credit [Member]	Dec. 31, 2012 Commercial Letters Of Credit [Member]	Dec. 31, 2011 Commercial Letters Of Credit [Member]	Dec. 31, 2012 Home equity - junior liens (including lines of credit) [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Home equity - junior liens (including lines of credit) [Member] Commitments To Extend Credit [Member]	Dec. 31, 2012 Commercial Real Estate [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Commercial Real Estate [Member] Commitments To Extend Credit [Member]	Dec. 31, 2012 Other Commitments [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Other Commitments [Member] Commitments To Extend Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations		$ 16,743,000	$ 20,110,000	$ 425,000	$ 412,000	$ 156,274,000	$ 143,856,000	$ 33,869,000	$ 29,995,000	$ 171,670,000	$ 185,602,000
Settlement	3,616,000
Litigation forgive and release amount	$ 3,500,000